Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash
Prepaid expenses	99,500	99,500
Other receivables	997,436	997,436
Subtotal	1,096,936	1,096,936
Non-current assets
Investment in subsidiaries	5,118,528	3,734,241
Total assets	6,215,464	4,831,177
LIABILITIES
Total liabilities	1,100,752	1,100,752
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares: HK$0.0005, or $0.00006375 par value, 780,000,000 shares authorized, 20,000,000 shares issued and outstanding	1,275	1,275
Additional paid-in capital	2,798,895	2,798,895
Safety production reserve	2,686,899	2,686,899
Statutory reserve	130,878
Retained earnings (accumulated deficit)	23,924	(1,153,912)
Accumulated other comprehensive loss	(527,159)	(602,732)
Total shareholders’ equity	5,114,712	3,730,425
Total liabilities and shareholders’ equity	6,215,464	4,831,177
Related Party
LIABILITIES
Due to related party	$ 1,100,752	$ 1,100,752